Investments in associates and joint ventures (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Principal Jointly Controlled Entities Banco Rci Brasil [Member]
IfrsStatementLineItems [Line Items]
Current assets	R$ 10,608,167	R$ 10,187,883	R$ 11,270,565
Current liabilities	9,284,716	8,754,744	9,825,654
Cash and cash equivalents	306,035	341,015	201,142
Depreciation and amortization	(1,592)	(1,628)	(1,577)
Revenue	885,062	637,856	732,253
Interest income	1,875,538	1,308,649	1,354,283
Interest expense	(1,057,093)	(592,776)	(483,506)
Tax Income / (expense)	(103,934)	(105,266)	(169,957)
Current financial liabilities (excluding trade and other payables and provisions)	3,814,862	3,293,251	3,279,806
Non-current financial liabilities (excluding trade and other payables and provisions)	5,747,252	5,218,945	5,947,683
Principal Jointly Controlled Entities Webmotors [Member]
IfrsStatementLineItems [Line Items]
Current assets	404,644	342,195	276,170
Current liabilities	86,928	71,742	220,707
Cash and cash equivalents	2,161	2,746	1,411
Depreciation and amortization	(818)	(19,152)	(14,949)
Revenue	84,742	331,586	277,270
Interest income	12,887	3,938	2,283
Interest expense
Tax Income / (expense)	(43,634)	(32,819)	(26,314)
Current financial liabilities (excluding trade and other payables and provisions)		58,910	58,910
Non-current financial liabilities (excluding trade and other payables and provisions)		R$ 796	R$ 796